FAIR VALUE MEASUREMENTS - Vallon - Q1	9 Months Ended
Sep. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The Company applies the guidance in ASC 820 to account for financial assets and liabilities measured on a recurring basis. Fair value is measured as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability.
The Company uses a fair value hierarchy, which distinguishes between assumptions based on market data (observable inputs) and an entity's own assumptions (unobservable inputs). The guidance requires that fair value measurements be classified and disclosed in one of the following 3 categories:
Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liabilities; and
Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each reporting period. There were no transfers between Level 1, 2 and 3 during the nine months ended September 30, 2023.
The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2023:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$—	$—	$18
Total liabilities	$—	$—	$18
The following table presents the changes in the fair value of the Level 3 liability:

Warrant Liability
Fair value as of December 31, 2022	$185
Change in valuation	(167)
Fair value as of September 30, 2023	$18
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

	September 30, 2023	December 31, 2022
Volatility	167.7%	139.9%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	4.92%	4.32%

GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair Value Measurements
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820, Fair Value Measurement, establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The three levels of fair value hierarchy defined by ASC 820 are described below:
Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liabilities.
Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
As of March 31, 2023, the Vallon’s financial instruments included cash and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses, and the warrant liability. The carrying amounts reported in the balance sheets for cash and cash equivalents, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair value based on the short-term maturity of these instruments. Vallon recognizes transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.
The following table presents, for each of the fair value hierarchy levels required under ASC 820, Vallon’s liabilities that are measured at fair value on a recurring basis at March 31, 2023:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$—	$—	$185
On May 17, 2022, Vallon issued 123,333 shares of common stock pursuant to the Securities Purchase Agreement at a purchase price of $31.896 per share in the Offering (Note 6). In connection with the Offering, the Company issued Warrants to purchase an aggregate of 123,333 shares of common stock at an exercise price of $28.146 per share. The Warrants were classified as a liability in accordance with ASC 815-40 and the fair value of $185 is reflected in warrant liability on the accompanying Balance Sheets. The warrant liability was measured at fair value at inception and is revalued at each financial statement date, with changes in fair value presented within change in fair value of warrant liability in the accompanying Statements of Operations and Comprehensive Loss.
The following table presents the changes is the fair value of the Level 3 liability:

Warrant Liability
Fair value as of December 31, 2022	$122
Change in valuation	63
Balance as of March 31, 2023	$185
The Black-Scholes valuation model was used to estimate the fair value of the Warrants with the following weighted-average assumptions:

	December 31, 2022	March 31, 2023
Volatility	139.9%	159.4%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	4.32%	3.94%